Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2014
Information about Pension Plan

Information about the pension plan is as follows.

	2014	2013
Change in benefit obligation:
Beginning benefit obligation	$18,456	$21,604
Service cost	306	1,204
Interest cost	639	884
Curtailment gain	(4,039)	—
Settlement loss	55	821
Actuarial (gain)/loss	3,007	(1,272)
Benefits paid	(1,471)	(4,785)

Ending benefit obligation	16,953	18,456

Change in plan assets, at fair value:
Beginning plan assets	15,466	13,441
Actual return	703	1,943
Employer contribution	1,515	4,900
Benefits paid	(1,471)	(4,785)
Administrative expenses	(29)	(33)

Ending plan assets	16,184	15,466

Funded status at end of year	$(769)	$(2,990)

Components of Net Periodic Pension Expense

The components of net periodic pension expense were as follows.

	2014	2013
Service cost	$306	$1,204
Interest cost	639	884
Expected return on plan assets	(1,021)	(965)
Net amortization and deferral	334	698

Net periodic benefit cost	$258	$1,821

Net loss (gain) recognized in other comprehensive income	(1,228)	(4,406)

Total recognized in net periodic benefit cost and other comprehensive income (before tax)	$(970)	$(2,585)

Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category

The Company’s pension plan asset allocation at year-end 2013 and 2014 and target allocation for 2015 by asset category are as follows.

	Target Allocation	Percentage of Plan Assets at Year- end
Asset Category	2015	2014	2013
Equity securities	20-50%	46.7%	46.5%
Debt securities	30-60	48.3	53.0
Money market funds	20-30	5.0	0.5

Total		100.0%	100.0%

Plan's Assets at Fair Value Hierarchy

The following tables set forth by level, within the fair value hierarchy, the Pension Plan’s assets at fair value as of December 31, 2014 and 2013:

	December 31, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3	$—	$—	$3
Money market funds	91	—	—	91
Bond mutual funds	23	—	—	23
Common/collective trust:
Bonds	7,802	—	—	7,802
Equities	6,383	—	—	6,383
Equity market funds:
Commodity mutual funds	19	—	—	19
International	342	—	—	342
Large cap	1,150	—	—	1,150
Mid cap	253	—	—	253
Small cap	118	—	—	118

Total assets at fair value	$16,184	$—	$—	$16,184

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$79	$—	$—	$79
Bond mutual funds	48	—	—	48
Common/collective trust:
Bonds	8,140	—	—	8,140
Equities	5,439	—	—	5,439
Equity market funds:
Commodity mutual funds	21	—	—	21
International	337	—	—	337
Large cap	1,093	—	—	1,093
Mid cap	181	—	—	181
Small cap	128	—	—	128

Total assets at fair value	$15,466	$—	$—	$15,466

Summary of Expected Benefit Payments	Expected benefit payments, which reflect expected future service, are as follows.

2015	$234
2016	297
2017	457
2018	481
2019	581
2020 through 2024	3,843

Total	$5,893

Benefit Obligations [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine benefit obligations at year-end were as follows.

	2014	2013
Discount rate on benefit obligation	3.69%	4.38%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	0.00%	3.00%

Net Periodic Pension Cost [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations

The weighted average assumptions used to determine net periodic pension cost were as follows.

	2014	2013
Discount rate on benefit obligation	4.38%	3.72%
Long-term rate of return on plan assets	7.00%	7.00%
Rate of compensation increase	3.00%	3.00%